AMENDMENT TO BL-8040 LICENSE AND LONG-TERM LOAN (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 31, 2018	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Borrowings			$ 5,832	$ 8,491
Risk-free interest rate			1.00%	3.00%	2.00%
Average standard deviation			63.00%	61.00%	63.00%
Warrants [Member]
Disclosure of detailed information about business combination [line items]
Fair value of warrant			$ 55	$ 63
Risk-free interest rate		0.20%	0.13%
Average standard deviation		80.20%	93.00%
Loan from Kreos Capital [Member]
Disclosure of detailed information about business combination [line items]
Borrowings			$ 5,832	8,428
Biokine Therapeutics Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash payment	$ 10,000
Issuance of ADS, value	5,000
Amount of payment in futrue milestone	5,000
Number of warrant purchase			63,837
Exercise of price per ADS			$ 14.10
Fair value of warrant	$ 861
Risk-free interest rate	3.05%		0.65%
Average standard deviation	69.10%		67.60%
Non-operating income			$ 8	$ 206	$ 593
Issuance of stock	332,005
Biokine Therapeutics Ltd [Member] | Loan from Kreos Capital [Member]
Disclosure of detailed information about business combination [line items]
Borrowings			$ 10,000
Interest rate			9.50%
Biokine Therapeutics Ltd [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of Reduce payment owed on sublicense receipts	20.00%
Biokine Therapeutics Ltd [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of Reduce payment owed on sublicense receipts	40.00%